UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2015

Date of Reporting Period: 12/31/2014

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2014

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS -- 97.18%
	Consumer Discretionary - Automobiles &
	Components -- 2.71%
75,000	BorgWarner Inc.	$ 4,121,250
55,000	Delphi Automotive PLC	3,999,600
180,000	Gentex Corporation	6,503,400
75,000	Harley-Davidson, Inc.	4,943,250
		------------
		19,567,500
		------------
	Consumer Discretionary - Durables &
	Apparel -- 3.55%
251,250	Jarden Corporation *	12,029,850
52,500	Polaris Industries Inc.	7,940,100
90,000	Tupperware Brands Corporation	5,670,000
		------------
		25,639,950
		------------
	Consumer Discretionary -
	Retailing -- 10.88%
185,000	CarMax, Inc. *	12,317,300
450,000	LKQ Corporation *	12,654,000
125,000	Nordstrom, Inc.	9,923,750
65,000	O'Reilly Automotive, Inc. *	12,520,300
152,500	Tractor Supply Company	12,020,050
75,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	9,588,000
125,000	Williams-Sonoma, Inc.	9,460,000
		------------
		78,483,400
		------------
	Consumer Discretionary - Services -- 3.80%
180,000	Dunkin' Brands Group, Inc.	7,677,000
152,306	InterContinental Hotels Group PLC	6,099,855
90,000	Starbucks Corporation	7,384,500
77,500	Starwood Hotels & Resorts Worldwide, Inc.	6,282,925
		------------
		27,444,280
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.20%
95,000	PriceSmart, Inc.	8,665,900
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.64%
75,000	Monster Beverage Corporation *	8,126,250
105,000	WhiteWave Foods Company (The) - Class A *	3,673,950
		------------
		11,800,200
		------------
	Consumer Staples - Household & Personal
	Products -- 1.31%
55,000	Church & Dwight Co., Inc.	4,334,550
117,500	Nu Skin Enterprises, Inc. - Class A	5,134,750
		------------
		9,469,300
		------------
	Energy -- 4.43%
125,000	Cameron International Corporation *	6,243,750
50,000	Concho Resources Inc. *	4,987,500
35,000	Helmerich & Payne, Inc.	2,359,700
224,952	Kinder Morgan, Inc.	9,517,734
75,000	Oceaneering International, Inc.	4,410,750
55,000	SM Energy Company	2,121,900
70,000	Whiting Petroleum Corporation *	2,310,000
		------------
		31,951,334

		------------
	Financials - Banks -- 1.84%
60,000	Cullen/Frost Bankers, Inc.	4,238,400
440,000	Huntington Bancshares Incorporated	4,628,800
105,000	SunTrust Banks, Inc.	4,399,500
		------------
		13,266,700
		------------
	Financials - Diversified -- 3.80%
45,000	Affiliated Managers Group, Inc. *	9,550,800
170,000	Raymond James Financial, Inc.	9,739,300
95,000	T. Rowe Price Group, Inc.	8,156,700
		------------
		27,446,800
		------------
	Financials - Insurance -- 2.79%
110,000	Aon plc	10,431,300
217,000	Willis Group Holdings PLC	9,723,770
		------------
		20,155,070
		------------
	Financials - Real Estate -- 1.42%
300,000	CBRE Group Inc. *	10,275,000
		------------
	Health Care - Equipment & Services -- 9.82%
145,000	Cardinal Health, Inc.	11,705,850
52,500	Cooper Companies, Inc. (The)	8,509,725
145,000	DaVita HealthCare Partners Inc. *	10,982,300
205,000	DENTSPLY International Inc.	10,920,350
140,000	ResMed Inc.	7,848,400
90,000	Teleflex Incorporated	10,333,800
95,000	Universal Health Services, Inc. - Class B	10,569,700
		------------
		70,870,125
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 9.14%
80,000	Celgene Corporation *	8,948,800
48,000	Jazz Pharmaceuticals public limited
	company *	7,859,040
140,000	Mylan Inc. *	7,891,800
65,000	Perrigo Company plc	10,865,400
24,500	Regeneron Pharmaceuticals, Inc. *	10,051,125
93,920	Thermo Fisher Scientific Inc.	11,767,237
60,000	Valeant Pharmaceuticals
	International, Inc. *	8,586,600
		------------
		65,970,002
		------------
	Industrials - Capital Goods -- 10.84%
300,000	Allison Transmission Holdings, Inc.	10,170,000
197,500	AMETEK, Inc.	10,394,425
206,000	Fastenal Company	9,797,360
195,000	Fortune Brands Home & Security, Inc.	8,827,650
130,000	IDEX Corporation	10,119,200
100,000	Nordson Corporation	7,796,000
75,000	Snap-on Incorporated	10,255,500
125,000	Westinghouse Air Brake Technologies
	Corporation	10,861,250
		------------
		78,221,385
		------------
	Industrials - Commercial & Professional
	Services -- 4.11%
280,000	ADT Corporation (The)	10,144,400
105,000	IHS Inc. - Class A *	11,957,400
57,500	Stericycle, Inc. *	7,537,100
		------------
		29,638,900
		------------
	Industrials - Transportation -- 0.97%
77,500	Genesee & Wyoming Inc. - Class A *	6,968,800
		------------
	Information Technology - Hardware &
	Equipment -- 3.55%

280,000	CDW Corporation	9,847,600
52,500	F5 Networks, Inc. *	6,849,413
305,000	NCR Corporation *	8,887,700
		------------
		25,584,712
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.26%
200,000	Altera Corporation	7,388,000
95,000	Avago Technologies Limited	9,556,050
228,750	Microchip Technology Incorporated	10,318,913
80,000	Xilinx, Inc.	3,463,200
		------------
		30,726,163
		------------
	Information Technology - Software &
	Services -- 12.67%
100,000	Akamai Technologies, Inc. *	6,296,000
135,000	ANSYS, Inc. *	11,070,000
170,000	CDK Global, Inc.	6,929,200
135,000	Check Point Software Technologies Ltd. *	10,606,950
139,499	Fidelity National Information
	Services, Inc.	8,676,838
126,874	Fiserv, Inc. *	9,004,248
80,000	FleetCor Technologies, Inc. *	11,896,800
47,500	MercadoLibre, Inc.	6,064,325
140,000	Red Hat, Inc. *	9,679,600
330,000	Vantiv, Inc. - Class A *	11,193,600
		------------
		91,417,561
		------------
	Materials -- 2.45%
75,000	Airgas, Inc.	8,638,500
135,000	AptarGroup, Inc.	9,023,400
		------------
		17,661,900
		------------
	TOTAL COMMON STOCKS
	(cost $400,880,287)	701,224,982
		------------
SHORT-TERM INVESTMENTS -- 2.75%
	Commercial Paper - 2.45%
$810,000	NorthWestern Corporation 01/02/15, 0.33%	810,000
1,175,000	Apache Corporation 01/05/15, 0.50%	1,174,951
1,500,000	Sherwin-Williams Company (The)
	01/05/15, 0.23%	1,499,971
900,000	Aetna Inc. 01/06/15, 0.25%	899,975
1,500,000	PPG Industries, Inc. 01/07/15, 0.42%	1,499,913
650,000	PPG Industries, Inc. 01/08/15, 0.40%	649,957
1,000,000	NorthWestern Corporation 01/09/15, 0.43%	999,916
1,000,000	Hyundai Capital America, Inc.
	01/12/15, 0.37%	999,897
400,000	Monsanto Company 01/12/15, 0.50%	399,944
1,000,000	Kellogg Company 01/13/15, 0.35%	999,893
1,000,000	J.M. Smucker Company 01/14/15, 0.30%	999,900
750,000	Bemis Company, Inc. 01/15/15, 0.40%	749,892
675,000	Diageo Capital plc 01/15/15, 0.50%	674,878
270,000	Bemis Company, Inc. 01/16/15, 0.45%	269,953
1,000,000	General Mills, Inc. 01/20/15, 0.29%	999,855
400,000	Hitachi Capital America Corp.
	01/20/15, 0.35%	399,930
775,000	Bacardi Corporation 01/21/15, 0.50%	774,796
1,500,000	Campbell Soup Company 01/22/15, 0.36%	1,499,700
450,000	Autozone, Inc. 01/23/15, 0.45%	449,882
950,000	Campbell Soup Company 02/03/15, 0.40%	949,662
		------------
		17,702,865
		------------
	Variable Rate Security - 0.30%
2,177,321	Fidelity Institutional Money Market
	Fund - Class I	2,177,321
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $19,880,186)	19,880,186
		------------

TOTAL INVESTMENTS
(cost $420,760,473) - 99.93%	$721,105,168
------------

OTHER ASSETS, NET OF LIABILITIES - 0.07%	510,695
------------
TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	$721,615,863
------------
------------

* Non-income producing.
% of net assets.

As of December 31, 2014, investment cost for federal tax purposes was
$420,885,524 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$305,756,385
Unrealized depreciation	(5,536,741)
------------
Net unrealized appreciation	$300,219,644
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$701,224,982
Variable Rate Security	2,177,321
Level 2 -
Commercial Paper	17,702,865
Level 3 -
None	--
------------
Total	$721,105,168
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 02/20/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 02/20/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/20/2015